Taxation - Net Operating Loss Carry Forwards From PRC Entities (Detail) ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 1,969,343
2021
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	300,138
2022
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	147,361
2023
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	57,955
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	244,563
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	536,987
Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 682,339